Commitments and Contingencies (Details)	Dec. 31, 2019 USD ($)
Trade accounts and other payables (Details)
2020	$ 199,850
2021	23,937
2022	0
2023	0
2024	0
Thereafter	0
Total minimum lease payments	$ 223,787